Accumulation Units (Tables)	12 Months Ended
Dec. 31, 2019
Accumulated Units Disclosure [Abstract]
Schedule of Changes in the Number of Accumulation Units Outstanding
Changes in the number of Accumulation Units outstanding were as follows (millions):

	Years ended December 31,
	2019	2018	2017
Outstanding:
Beginning of period	60.7	61.3	62.4
Credited for premiums	6.2	6.5	6.6
Annuity, other periodic payments, withdrawals and death benefits	(6.1)	(7.1)	(7.7)
End of period	60.8	60.7	61.3